ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	June 30,	December 31,
	2021	2020
Trade receivables	$118,138	$118,557
Less: allowance for doubtful accounts	(1,655)	(1,722)
Total	$116,483	$116,835

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Allowance for doubtful accounts at beginning of period	$(1,541)	$(2,442)	$(1,722)	$(1,843)
(Increase) decrease to allowance for the period	(207)	(25)	(286)	26
(Recovery) write-off of doubtful accounts	93	161	353	161
Non-cash reclass of allowance for doubtful accounts from unbilled revenue to accounts receivable	(-)	(59)	(-)	(708)
Allowance for doubtful accounts at end of period	$(1,655)	$(2,365)	$(1,655)	$(2,365)